Morgan Stanley Dividend Growth Securities Inc.
LETTER TO THE SHAREHOLDERS - AUGUST 31, 2002

Dear Shareholder:

The six months ended August 31, 2002, was one of the most challenging periods for U.S. equity markets in decades. Volatility was extremely high, as both value and growth stocks were hit hard by heavy broad-based selling. Further complicating matters was the seemingly never-ending stream of accounting scandals and news of improper conduct by corporate officers. We witnessed the collapse of Enron and WorldCom, the largest U.S. corporation ever to file for bankruptcy. Economic news failed to provide much of a positive catalyst, as durable goods orders, consumer sentiment and preliminary Gross Domestic Product
(GDP) figures for the second quarter of 2002 were weaker than expected. In addition, GDP projections for the first through third quarters of 2001 were revised to show negative growth for each quarter, indicating that last year's recession was longer and deeper than had been originally thought.

Performance and Portfolio

For the six-month period ended August 31, 2002, Morgan Stanley Dividend Growth Securities' Class A, B, C and D shares produced total returns of -13.96 percent, -14.29 percent, -14.28 percent and -13.87 percent, respectively. During the same period, the Standard & Poor's 500 Index* (S&P 500) produced a total return of -16.60 percent. The performance of the Fund's four share classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. If sales charges were included, performance would be lower.

Sector selection was a positive contributor to overall results during the period, while stock selection was a modestly negative contributor. Sector selection contributed most meaningfully to results in the technology sector. The Fund was underweighted in this group as compared to the S&P 500, and the technology sector proved to be a poor performer for the period. Portfolio overweightings in the beverage and personal products and basic-resources sectors also had favorable impacts on the Fund's relative results.

Stock selection detracted somewhat from results. This was primarily because of individual holdings in health-care stocks, as well as selected basic-resources and financial-services names. There were positive contributions derived from individual positions in heavy industry, transportation and energy stocks.

---------------------
*The Standard & Poor's 500 Index (S&P 500(R)) is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

Morgan Stanley Dividend Growth Securities Inc.
LETTER TO THE SHAREHOLDERS - AUGUST 31, 2002 continued

We remain comfortable with the Fund's overweighted positions in economically sensitive stocks. We trimmed our exposure to Household International and have replaced it with a new position in MBNA Corporation. MBNA is the largest issuer of affinity-based credit cards. With a focus on affluent and high-quality credit risks, MBNA has maintained an enviable record of growth. Earnings have grown faster than 20 percent annually for more than 10 years, while the firm's return on equity has consistently been above 20 percent, which is significantly better than most other financial companies. At about nine times forward earnings, we believed MBNA was unusually cheap relative to its history, other financial stocks and the market.

Looking Ahead

In our view, recent stock market activity has demonstrated that investor psychology is negative. This cautious sentiment seems to be driven by concerns about overcapacity, weak corporate capital expenditures, a slowdown in economic momentum, the threat of renewed terrorism, rhetoric over Iraq, and accounting and corporate-governance issues. However, we see the situation somewhat differently. We believe that valuations may be more, not less, attractive, at current levels. Mutual fund redemptions, which have been running at a high rate, are a good contrary indicator. The market appears oversold, and extremes in bearish sentiment usually correlate well with stock market bottoms. Interest rates are at 40-year lows and inflation is low. Auto sales are strong, mortgage refinancings are at record levels and corporate profits seem to be turning upward. Against this backdrop, we maintain a portfolio of stocks selling at discounts to the S&P 500 in terms of price-to-earnings, price-to-cash-flow and price-to-book-value, while offering what we believe are attractive profitability and earnings growth potential. We continue to believe that these characteristics should perform well if market sentiment shifts from negative to positive.

We appreciate your ongoing support of Morgan Stanley Dividend Growth Securities and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                /s/ MITCHELL M. MERIN
Charles A. Fiumefreddo                    Mitchell M. Merin
Chairman of the Board                     President and CEO

Morgan Stanley Dividend Growth Securities Inc.

ANNUAL HOUSEHOLDING NOTICE - AUGUST 31, 2002

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Morgan Stanley Dividend Growth Securities Inc.
FUND PERFORMANCE - AUGUST 31, 2002

          AVERAGE ANNUAL TOTAL RETURNS - PERIOD ENDED AUGUST 31, 2002
--------------------------------------------------------------------------------

                 CLASS A SHARES*
-------------------------------------------------
1 Year                     (15.43)%(1) (19.87)%(2)
5 Years                      1.28 %(1)   0.19 %(2)
Since Inception (7/28/97)    0.52 %(1)  (0.54)%(2)
                 CLASS C SHARES+
-------------------------------------------------
1 Year                     (16.05)%(1) (16.85)%(2)
5 Years                      0.54 %(1)   0.54 %(2)
Since Inception (7/28/97)   (0.22)%(1)  (0.22)%(2)
                CLASS B SHARES**
-------------------------------------------------
1 Year                     (16.07)%(1) (20.03)%(2)
5 Years                      0.67 %(1)   0.37 %(2)
10 Years                     8.31 %(1)   8.31 %(2)
                CLASS D SHARES++
-------------------------------------------------
1 Year                     (15.22)%(1)
5 Years                      1.52 %(1)
Since Inception (7/28/97)    0.75 %(1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

---------------------

(1)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See
     the Fund's current prospectus for complete details on fees and sales charges.
 *   The maximum front-end sales charge for Class A is 5.25%.
**   The maximum contingent deferred sales charge (CDSC) for
     Class B is 5.0%. The CDSC declines to 0% after six years.
 +   The maximum contingent deferred sales charge for Class C is
     1% for shares redeemed within one year of purchase
++   Class D has no sales charge.

Morgan Stanley Dividend Growth Securities Inc.
PORTFOLIO OF INVESTMENTS - AUGUST 31, 2002 (UNAUDITED)

 NUMBER OF
  SHARES                                     VALUE
-------------------------------------------------------
              Common Stocks (98.8%)
              Aerospace & Defense
              (0.6%)
 2,433,600    Goodrich Corp. .........  $   50,789,232
                                        --------------
              Aluminum (3.1%)
 3,323,700    Alcan, Inc. (Canada)....      93,595,392
 6,433,000    Alcoa, Inc. ............     161,403,970
                                        --------------
                                           254,999,362
                                        --------------
              Apparel/Footwear (1.2%)
 2,433,600    VF Corp. ...............      98,828,496
                                        --------------
              Auto Parts: O.E.M.
              (3.3%)
 4,451,700    Delphi Corp. ...........      43,404,075
 2,044,200    Johnson Controls,
               Inc. ..................     176,394,018
   924,800    TRW Inc. ...............      53,083,520
                                        --------------
                                           272,881,613
                                        --------------
              Beverages: Non-
              Alcoholic (2.2%)
 3,553,000    Coca-Cola Co. (The).....     181,203,000
                                        --------------
              Chemicals: Agricultural
              (0.1%)
   581,199    Monsanto Co. ...........      10,676,626
                                        --------------
              Chemicals: Major
              Diversified (3.4%)
 4,453,400    Dow Chemical Co.
               (The)..................     134,581,748
 3,545,700    Du Pont (E.I.) de
               Nemours & Co., Inc. ...     142,927,167
                                        --------------
                                           277,508,915
                                        --------------
              Computer Processing
              Hardware (2.5%)
 2,969,000    Hewlett-Packard Co. ....      39,873,670
 2,141,400    International Business
               Machines Corp. ........     161,418,732
                                        --------------
                                           201,292,402
                                        --------------
              Department Stores (1.7%)
 3,114,900    Sears, Roebuck & Co. ...     141,759,099
                                        --------------

 NUMBER OF
  SHARES                                     VALUE
-------------------------------------------------------
              Discount Stores (2.3%)
 5,513,400    Target Corp. ...........  $  188,558,280
                                        --------------
              Electric Utilities
              (5.9%)
 1,703,500    Dominion Resources,
               Inc. ..................     106,826,485
 3,407,000    Exelon Corp. ...........     159,515,740
 2,530,900    FirstEnergy Corp. ......      83,519,700
 2,287,600    FPL Group, Inc. ........     130,576,208
                                        --------------
                                           480,438,133
                                        --------------
              Electronics/ Appliances
              (1.4%)
 2,044,200    Whirlpool Corp. ........     113,064,702
                                        --------------
              Finance/Rental/ Leasing
              (4.1%)
 2,822,900    Fannie Mae..............     213,919,362
 2,877,700    Household International,
               Inc. ..................     103,913,747
   998,000    MBNA Corp. .............      20,159,600
                                        --------------
                                           337,992,709
                                        --------------
              Financial Conglomerates
              (2.4%)
 2,676,900    Citigroup, Inc. ........      87,668,475
 4,081,800    J.P. Morgan Chase &
               Co. ...................     107,759,520
                                        --------------
                                           195,427,995
                                        --------------
              Food Distributors (3.7%)
 3,504,300    Supervalu, Inc. ........      72,784,311
 8,176,800    SYSCO Corp. ............     231,894,048
                                        --------------
                                           304,678,359
                                        --------------
              Food: Major Diversified
              (2.1%)
 4,429,100    PepsiCo, Inc. ..........     175,170,905
                                        --------------
              Forest Products (1.7%)
 2,530,900    Weyerhaeuser Co. .......     137,959,359
                                        --------------

                       See Notes to Financial Statements

Morgan Stanley Dividend Growth Securities Inc.
PORTFOLIO OF INVESTMENTS - AUGUST 31, 2002 (UNAUDITED) continued

 NUMBER OF
  SHARES                                     VALUE
-------------------------------------------------------
              Household/Personal Care
              (6.8%)
 4,137,000    Avon Products, Inc. ....  $  201,637,380
 2,555,200    Kimberly-Clark Corp. ...     152,903,168
 2,238,900    Procter & Gamble Co.
               (The)..................     198,478,485
                                        --------------
                                           553,019,033
                                        --------------
              Industrial Conglomerates
              (7.4%)
 1,297,600    3M Co. .................     162,135,120
 4,964,400    General Electric Co. ...     149,676,660
 3,553,000    Honeywell International,
               Inc. ..................     106,412,350
 3,212,300    United Technologies
               Corp. .................     190,778,497
                                        --------------
                                           609,002,627
                                        --------------
              Industrial Specialties
              (1.2%)
 1,805,200    PPG Industries, Inc. ...     101,578,604
                                        --------------
              Information Technology
              Services (0.9%)
 1,898,200    Electronic Data Systems
               Corp. .................      76,421,532
                                        --------------
              Integrated Oil (6.8%)
 4,283,200    BP PLC (ADR) (United
               Kingdom)...............     200,453,760
 5,499,800    Exxon Mobil Corp. ......     194,967,910
 3,601,800    Royal Dutch Petroleum
               Co. (NY Registered
               Shares)
               (Netherlands)..........     162,801,360
                                        --------------
                                           558,223,030
                                        --------------
              Life/Health Insurance
              (4.2%)
 2,547,500    Aegon N.V. (ARS)
               (Netherlands)..........      36,964,225
 3,504,300    Jefferson-Pilot
               Corp. .................     147,601,116
 4,380,500    Lincoln National
               Corp. .................     162,297,525
                                        --------------
                                           346,862,866
                                        --------------

 NUMBER OF
  SHARES                                     VALUE
-------------------------------------------------------
              Major Banks (4.2%)
 3,066,400    Bank of America
               Corp. .................  $  214,893,312
 4,818,400    KeyCorp. ...............     129,277,672
                                        --------------
                                           344,170,984
                                        --------------
              Major Telecommunications
              (1.9%)
 4,964,400    Verizon Communications
               Inc. ..................     153,896,400
                                        --------------
              Motor Vehicles (2.4%)
 1,759,900    DaimlerChrysler AG
               (Germany)..............      75,429,314
 2,482,300    General Motors Corp. ...     118,802,878
                                        --------------
                                           194,232,192
                                        --------------
              Office
              Equipment/Supplies
              (2.0%)
 4,477,700    Pitney Bowes, Inc. .....     162,316,625
                                        --------------
              Oil & Gas Production
              (1.1%)
 1,849,500    Kerr-McGee Corp. .......      86,649,075
                                        --------------
              Oil Refining/Marketing
              (2.5%)
 4,793,900    Marathon Oil Corp. .....     118,649,025
 2,433,600    Sunoco, Inc. ...........      86,344,128
                                        --------------
                                           204,993,153
                                        --------------
              Pharmaceuticals: Major
              (6.7%)
 4,477,700    Bristol-Myers Squibb
               Co. ...................     111,718,615
 3,407,000    Pharmacia Corp. ........     148,885,900
 5,548,500    Schering-Plough
               Corp. .................     128,059,380
 3,796,400    Wyeth...................     162,485,920
                                        --------------
                                           551,149,815
                                        --------------
              Property - Casualty
              Insurers (0.6%)
 2,695,300    Travelers Property
               Casualty Corp. (Class
               A)*....................      42,370,116
   237,600    Travelers Property
               Casualty Corp. (Class
               B)*....................       3,870,504
                                        --------------
                                            46,240,620
                                        --------------

                       See Notes to Financial Statements

Morgan Stanley Dividend Growth Securities Inc.
PORTFOLIO OF INVESTMENTS - AUGUST 31, 2002 (UNAUDITED) continued

 NUMBER OF
  SHARES                                     VALUE
-------------------------------------------------------
              Pulp & Paper (1.8%)
 2,238,900    International Paper
               Co. ...................  $   84,294,585
 2,628,200    Meadwestvaco Corp. .....      61,210,778
                                        --------------
                                           145,505,363
                                        --------------
              Railroads (2.6%)
 4,429,100    Burlington Northern
               Santa Fe Corp. ........     127,380,916
 2,433,500    CSX Corp. ..............      84,758,805
                                        --------------
                                           212,139,721
                                        --------------
              Recreational Products
              (0.4%)
 1,013,500    Eastman Kodak Co. ......      30,952,290
                                        --------------
              Semiconductors (0.5%)
 2,298,300    Intel Corp. ............      38,312,661
                                        --------------
              Trucks/Construction/Farm
              Machinery (3.1%)
 1,849,400    Caterpillar, Inc. ......      80,707,816
 3,833,500    Deere & Co. ............     176,034,320
                                        --------------
                                           256,742,136
                                        --------------
              Total Common Stocks
              (Cost $4,228,516,234)...   8,095,637,914
                                        --------------


 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                   VALUE
-------------------------------------------------------
              Short-Term Investment (0.9%)
              Repurchase Agreement
 $  73,330    Joint repurchase
               agreement account
               1.875% due 09/03/02
               (dated 08/30/02;
               proceeds $73,345,277)
               (a)
               (Cost $73,330,000).....  $   73,330,000
                                        --------------

Total Investments
(Cost $4,301,846,234)
(b).......................    99.7%     8,168,967,914
Other Assets in Excess of
Liabilities...............     0.3         24,713,962
                             -----     --------------
Net Assets................   100.0%    $8,193,681,876
                             =====     ==============

---------------------------------------------------
   ADR  American Depository Receipt.
   ARS  American Registered Shares.
   *   Non-income producing security.
   (a)  Collateralized by federal agency and U.S. Treasury obligations.
   (b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $4,174,170,419 and the aggregate gross unrealized depreciation is $307,048,739, resulting in net unrealized appreciation of $3,867,121,680.

                       See Notes to Financial Statements

Morgan Stanley Dividend Growth Securities Inc.
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
August 31, 2002 (unaudited)

Assets:
Investments in securities, at value
  (cost $4,301,846,234).....................................  $8,168,967,914
Receivable for:
    Dividends...............................................      29,909,951
    Investments sold........................................       8,164,448
    Capital stock sold......................................       3,482,922
Prepaid expenses and other assets...........................         199,910
                                                              --------------
    Total Assets............................................   8,210,725,145
                                                              --------------
Liabilities:
Payable for:
    Capital stock redeemed..................................       6,939,187
    Distribution fee........................................       6,583,074
    Investment management fee...............................       2,918,390
Accrued expenses and other payables.........................         602,618
                                                              --------------
    Total Liabilities.......................................      17,043,269
                                                              --------------
    Net Assets..............................................  $8,193,681,876
                                                              ==============
Composition of Net Assets:
Paid-in-capital.............................................  $3,944,297,279
Net unrealized appreciation.................................   3,867,121,680
Accumulated undistributed net investment income.............      34,140,913
Accumulated undistributed net realized gain.................     348,122,004
                                                              --------------
    Net Assets..............................................  $8,193,681,876
                                                              ==============
Class A Shares:
Net Assets..................................................    $118,778,066
Shares Outstanding (500,000,000 shares authorized, $.01 par
  value)....................................................       3,065,077
    Net Asset Value Per Share...............................          $38.75
                                                                      ======
    Maximum Offering Price Per Share,
      (net asset value plus 5.54% of net asset value).......          $40.90
                                                                      ======
Class B Shares:
Net Assets..................................................  $7,565,188,329
Shares Outstanding (500,000,000 shares authorized, $.01 par
  value)....................................................     195,076,515
    Net Asset Value Per Share...............................          $38.78
                                                                      ======
Class C Shares:
Net Assets..................................................     $99,749,232
Shares Outstanding (500,000,000 shares authorized, $.01 par
  value)....................................................       2,581,010
    Net Asset Value Per Share...............................          $38.65
                                                                      ======
Class D Shares:
Net Assets..................................................    $409,966,249
Shares Outstanding (500,000,000 shares authorized, $.01 par
  value)....................................................      10,570,851
    Net Asset Value Per Share...............................          $38.78
                                                                      ======

                       See Notes to Financial Statements

Morgan Stanley Dividend Growth Securities Inc.
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended August 31, 2002 (unaudited)

Net Investment Income:

Income
Dividends (net of $2,162,224 foreign withholding tax).......  $   112,765,378
Interest....................................................          697,273
                                                              ---------------
    Total Income............................................      113,462,651
                                                              ---------------
Expenses
Distribution fee (Class A shares)...........................          170,703
Distribution fee (Class B shares)...........................       45,314,771
Distribution fee (Class C shares)...........................          586,566
Investment management fee...................................       19,658,361
Transfer agent fees and expenses............................        4,987,129
Shareholder reports and notices.............................          250,363
Custodian fees..............................................          191,090
Registration fees...........................................           72,990
Professional fees...........................................           30,211
Directors' fees and expenses................................           10,014
Other.......................................................           42,807
                                                              ---------------
    Total Expenses..........................................       71,315,005
                                                              ---------------
    Net Investment Income...................................       42,147,646
                                                              ---------------
Net Realized and Unrealized Gain (Loss):
Net realized gain...........................................      348,142,687
Net change in unrealized appreciation.......................   (1,833,693,105)
                                                              ---------------
    Net Loss................................................   (1,485,550,418)
                                                              ---------------
Net Decrease................................................  $(1,443,402,772)
                                                              ===============

                       See Notes to Financial Statements

Morgan Stanley Dividend Growth Securities Inc.
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets
                                                                FOR THE SIX       FOR THE YEAR
                                                               MONTHS ENDED          ENDED
                                                              AUGUST 31, 2002   FEBRUARY 28, 2002
                                                              ---------------   -----------------
                                                                (unaudited)

Increase (Decrease) in Net Assets:

Operations:
Net investment income.......................................  $    42,147,646    $    85,746,909
Net realized gain...........................................      348,142,687        500,598,963
Net change in unrealized appreciation.......................   (1,833,693,105)    (1,352,563,468)
                                                              ---------------    ---------------
    Net Decrease............................................   (1,443,402,772)      (766,217,596)
                                                              ---------------    ---------------
Dividends and Distributions to Shareholders from:
Net investment income
    Class A shares..........................................       (1,059,918)        (2,783,320)
    Class B shares..........................................      (33,024,899)       (69,875,706)
    Class C shares..........................................         (445,612)        (1,014,430)
    Class D shares..........................................       (4,055,638)        (7,472,548)
Net realized gain*
    Class A shares..........................................       (2,997,124)        (9,765,004)
    Class B shares..........................................     (197,956,757)      (560,593,722)
    Class C shares..........................................       (2,584,634)        (6,922,405)
    Class D shares..........................................      (10,202,124)       (23,888,388)
                                                              ---------------    ---------------
    Total Dividends and Distributions.......................     (252,326,706)      (682,315,523)
                                                              ---------------    ---------------
Net decrease from capital stock transactions................     (726,205,890)      (541,171,887)
                                                              ---------------    ---------------
    Net Decrease............................................   (2,421,935,368)    (1,989,705,006)
Net Assets:
Beginning of period.........................................   10,615,617,244     12,605,322,250
                                                              ---------------    ---------------
End of Period
(Including accumulated undistributed net investment income
of $34,140,913 and $30,579,334, respectively)...............  $ 8,193,681,876    $10,615,617,244
                                                              ===============    ===============

---------------------
* Includes Short-Term Gains of:
    Class A shares..........................................        --           $        26,335
    Class B shares..........................................        --                 1,352,759
    Class C shares..........................................        --                    16,540
    Class D shares..........................................        --                    54,527
                                                              ---------------    ---------------
    Total Short-Term Gains..................................        --           $     1,450,161
                                                              ===============    ===============

                       See Notes to Financial Statements

Morgan Stanley Dividend Growth Securities Inc.
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2002 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Dividend Growth Securities Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide reasonable current income and long-term growth of income and capital. The Fund seeks to achieve its objective by investing primarily in common stock of companies with a record of paying dividends and the potential for increasing dividends. The Fund was incorporated in Maryland on December 22, 1980 and commenced operations on March 30, 1981. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six year and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, Nasdaq, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Directors); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix

Morgan Stanley Dividend Growth Securities Inc.
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2002 (UNAUDITED) continued

utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Joint Repurchase Agreement Account -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, or U.S. Treasury or federal agency obligations.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in

Morgan Stanley Dividend Growth Securities Inc.
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2002 (UNAUDITED) continued

excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. Investment Management Agreement

Pursuant to an Investment Management Agreement with the Investment Manager, the Fund pays a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.625% to the portion of daily net assets not exceeding $250 million; 0.50% to the portion of daily net assets exceeding $250 million but not exceeding $1 billion; 0.475% to the portion of daily net assets exceeding $1 billion but not exceeding $2 billion; 0.45% to the portion of daily net assets exceeding $2 billion but not exceeding $3 billion; 0.425% to the portion of daily net assets exceeding $3 billion but not exceeding $4 billion; 0.40% to the portion of daily net assets exceeding $4 billion but not exceeding $5 billion; 0.375% to the portion of daily net assets exceeding $5 billion but not exceeding $6 billion; 0.35% to the portion of daily net assets exceeding $6 billion but not exceeding $8 billion; 0.325% to the portion of daily net assets exceeding $8 billion but not exceeding $10 billion; 0.30% to the portion of daily net assets exceeding $10 billion but not exceeding $15 billion; and 0.275% to the portion of daily net assets exceeding $15 billion.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan"), pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Plan on July 2, 1984 (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Plan's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B attributable to shares issued, net of related shares redeemed, since the Plan's inception; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of

Morgan Stanley Dividend Growth Securities Inc.
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2002 (UNAUDITED) continued

future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $44,381,813 at August 31, 2002.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that the expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended August 31, 2002, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended August 31, 2002, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $423, $4,356,461 and $13,353, respectively and received $146,416 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges, which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and the proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended August 31, 2002 aggregated $147,828,322 and $996,868,155, respectively. Included in the aforementioned transactions are purchases of $8,986,500 and sales of $2,623,000 for portfolio transactions with other Morgan Stanley funds.

For the six months ended August 31, 2002, the Fund incurred brokerage commissions of $164,767 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended August 31, 2002 included in Directors' fees and expenses in the Statement of Operations

Morgan Stanley Dividend Growth Securities Inc.
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2002 (UNAUDITED) continued

amounted to $3,718. At August 31, 2002, the Fund had an accrued pension liability of $59,569, which is included in accrued expenses in the Statement of Assets and Liabilities.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At August 31, 2002, the Fund had transfer agent fees and expenses payable of approximately $206,000.

5. Capital Stock

Transactions in capital stock were as follows:

                                                        FOR THE SIX                    FOR THE YEAR
                                                       MONTHS ENDED                        ENDED
                                                      AUGUST 31,2002                 FEBRUARY 28, 2002
                                               -----------------------------   -----------------------------
                                                        (unaudited)
                                                 SHARES          AMOUNT          SHARES          AMOUNT
                                               -----------   ---------------   -----------   ---------------
CLASS A SHARES
Sold.........................................      364,548   $    15,920,452     1,853,136   $    87,205,199
Reinvestment of dividends and
  distributions..............................       84,134         3,591,577       241,094        11,509,496
Redeemed.....................................     (511,305)      (22,072,889)   (3,213,151)     (148,457,471)
                                               -----------   ---------------   -----------   ---------------
Net decrease - Class A.......................      (62,623)       (2,560,860)   (1,118,921)      (49,742,776)
                                               -----------   ---------------   -----------   ---------------
CLASS B SHARES
Sold.........................................    5,002,991       221,136,214    14,258,875       702,654,795
Reinvestment of dividends and
  distributions..............................    4,915,961       209,426,925    12,074,663       575,026,673
Redeemed.....................................  (27,162,008)   (1,160,236,219)  (38,995,126)   (1,883,819,908)
                                               -----------   ---------------   -----------   ---------------
Net decrease - Class B.......................  (17,243,056)     (729,673,080)  (12,661,588)     (606,138,440)
                                               -----------   ---------------   -----------   ---------------
CLASS C SHARES
Sold.........................................      255,285        11,307,832       656,729        32,237,834
Reinvestment of dividends and
  distributions..............................       67,967         2,886,565       160,212         7,598,604
Redeemed.....................................     (440,624)      (18,911,961)     (775,439)      (37,390,096)
                                               -----------   ---------------   -----------   ---------------
Net increase (decrease) - Class C............     (117,372)       (4,717,564)       41,502         2,446,342
                                               -----------   ---------------   -----------   ---------------
CLASS D SHARES
Sold.........................................    1,854,499        81,006,353     4,712,582       228,576,094
Reinvestment of dividends and
  distributions..............................      311,840        13,367,270       631,010        29,749,007
Redeemed.....................................   (1,929,865)      (83,628,009)   (3,062,922)     (146,062,114)
                                               -----------   ---------------   -----------   ---------------
Net increase - Class D.......................      236,474        10,745,614     2,280,670       112,262,987
                                               -----------   ---------------   -----------   ---------------
Net decrease in Fund.........................  (17,186,577)  $  (726,205,890)  (11,458,337)  $  (541,171,887)
                                               ===========   ===============   ===========   ===============

Morgan Stanley Dividend Growth Securities Inc.
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                                                                                                                 FOR THE PERIOD
                                       FOR THE SIX                FOR THE YEAR ENDED FEBRUARY 28,                JULY 28, 1997*
                                      MONTHS ENDED     ------------------------------------------------------        THROUGH
                                     AUGUST 31, 2002     2002           2001          2000**          1999      FEBRUARY 28, 1998
                                     ---------------   ---------      ---------      ---------      ---------   -----------------
                                       (unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of
  period...........................       $46.44         $52.54         $50.11         $60.22         $58.39          $53.43
                                          ------         ------         ------         ------         ------          ------
Income (loss) from investment
  operations:
    Net investment income++........         0.34           0.71           0.84           0.94           1.05            0.66
    Net realized and unrealized
    gain (loss)....................        (6.71)         (3.51)          8.35          (7.75)          3.58            5.22
                                          ------         ------         ------         ------         ------          ------
Total income (loss) from investment
  operations.......................        (6.37)         (2.80)          9.19          (6.81)          4.63            5.88
                                          ------         ------         ------         ------         ------          ------
Less dividends and distributions
  from:
    Net investment income..........        (0.34)         (0.70)         (0.92)         (0.99)         (1.02)          (0.67)
    Net realized gain..............        (0.98)         (2.60)         (5.84)         (2.31)         (1.78)          (0.25)
                                          ------         ------         ------         ------         ------          ------
Total dividends and
  distributions....................        (1.32)         (3.30)         (6.76)         (3.30)         (2.80)          (0.92)
                                          ------         ------         ------         ------         ------          ------
Net asset value, end of period.....       $38.75         $46.44         $52.54         $50.11         $60.22          $58.39
                                          ======         ======         ======         ======         ======          ======
Total Return+......................       (13.96)%(1)     (5.35)%        19.31%        (12.07)%         8.10%          11.15%(1)
Ratios to Average Net Assets:
Expenses...........................         0.77 %(2)(3)   0.73%(3)       0.73%(3)       0.67%(3)       0.64%(3)        0.70%(2)
Net investment income..............         1.55 %(2)(3)   1.46%(3)       1.57%(3)       1.52%(3)       1.76%(3)        2.09%(2)
Supplemental Data:
Net assets, end of period, in
 thousands.........................     $118,778       $145,257       $223,106       $214,669       $227,457         $84,987
Portfolio turnover rate............            2 %(1)         0%             1%             4%            13%              4%

---------------------

     *   The date shares were first issued.
    **   Year ended February 29.
    ++   The per share amounts were computed using an average number of shares outstanding during the period.
     +   Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Dividend Growth Securities Inc.
FINANCIAL HIGHLIGHTS continued

                                     FOR THE SIX                            FOR THE YEAR ENDED FEBRUARY 28,
                                    MONTHS ENDED      ---------------------------------------------------------------------------
                                   AUGUST 31, 2002       2002            2001           2000**           1999           1998*
                                   ---------------    -----------    ------------    ------------    ------------    ------------
                                     (unaudited)

Class B Shares
Selected Per Share Data:
Net asset value, beginning of
 period..........................        $46.46           $52.54          $50.10          $60.18          $58.36          $46.60
                                         ------           ------          ------          ------          ------          ------
Income (loss) from investment
 operations:
    Net investment income++......          0.18             0.34            0.47            0.64            0.77            0.84
    Net realized and unrealized
      gain (loss)................         (6.72)           (3.50)           8.35           (7.73)           3.58           12.50
                                         ------           ------          ------          ------          ------          ------
Total income (loss) from
 investment operations...........         (6.54)           (3.16)           8.82           (7.09)           4.35           13.34
                                         ------           ------          ------          ------          ------          ------
Less dividends and distributions
  from:
    Net investment income........         (0.16)           (0.32)          (0.54)          (0.68)          (0.75)          (0.83)
    Net realized gain............         (0.98)           (2.60)          (5.84)          (2.31)          (1.78)          (0.75)
                                         ------           ------          ------          ------          ------          ------
Total dividends and
  distributions..................         (1.14)           (2.92)          (6.38)          (2.99)          (2.53)          (1.58)
                                         ------           ------          ------          ------          ------          ------
Net asset value, end of period...        $38.78           $46.46          $52.54          $50.10          $60.18          $58.36
                                         ======           ======          ======          ======          ======          ======
Total Return+....................        (14.29)%(1)       (6.06)%         18.48%         (12.49)%          7.59%          29.10%
Ratios to Average Net Assets:
Expenses.........................          1.52 %(2)(3)     1.49%(3)        1.42%(3)        1.15%(3)        1.11%(3)        1.14%
Net investment income............          0.80 %(2)(3)     0.70%(3)        0.88%(3)        1.04%(3)        1.29%(3)        1.61%
Supplemental Data:
Net assets, end of period, in
 thousands.......................    $7,565,188       $9,865,150     $11,819,378     $12,869,283     $18,060,848     $16,989,453
Portfolio turnover rate..........             2 %(1)           0%              1%              4%             13%              4%

---------------------

     *   Prior to July 28, 1997, the Fund issued one class of shares.
         All shares of the Fund held prior to that date, other than shares which were purchased prior to July 2, 1984 (and with respect to such shares, certain shares acquired through
         reinvestment of dividends and capital gains distributions
         (collectively the "Old Shares")) and shares held by certain employee benefit plans established by Morgan Stanley DW Inc.
         have been designated Class B shares. The Old Shares and
         shares held by those employee benefit plans prior to July
         28, 1997 have been designated Class D shares.
    **   Year ended February 29.
    ++   The per share amounts were computed using an average number of shares outstanding during the period.
     +   Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Dividend Growth Securities Inc.
FINANCIAL HIGHLIGHTS continued

                                                                                                        FOR THE PERIOD
                                  FOR THE SIX              FOR THE YEAR ENDED FEBRUARY 28,              JULY 28, 1997*
                                 MONTHS ENDED     --------------------------------------------------        THROUGH
                                AUGUST 31, 2002     2002          2001         2000**         1999     FEBRUARY 28, 1998
                                ---------------   --------      --------      --------      --------   -----------------
                                  (unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of
 period.......................       $46.32         $52.44        $49.96        $60.02        $58.28         $53.43
                                     ------         ------        ------        ------        ------         ------
Income (loss) from investment
 operations:
    Net investment income++...         0.18           0.35          0.50          0.47          0.59           0.43
    Net realized and
    unrealized gain (loss)....        (6.70)         (3.49)         8.32         (7.70)         3.56           5.21
                                     ------         ------        ------        ------        ------         ------
Total income (loss) from
 investment operations........        (6.52)         (3.14)         8.82         (7.23)         4.15           5.64
                                     ------         ------        ------        ------        ------         ------
Less dividends and
  distributions from:
    Net investment income.....        (0.17)         (0.38)        (0.50)        (0.52)        (0.63)         (0.54)
    Net realized gain.........        (0.98)         (2.60)        (5.84)        (2.31)        (1.78)         (0.25)
                                     ------         ------        ------        ------        ------         ------
Total dividends and
  distributions...............        (1.15)         (2.98)        (6.34)        (2.83)        (2.41)         (0.79)
                                     ------         ------        ------        ------        ------         ------
Net asset value, end of
  period......................       $38.65         $46.32        $52.44        $49.96        $60.02         $58.28
                                     ======         ======        ======        ======        ======         ======
Total Return+.................       (14.28)%(1)     (6.05)%       18.54%       (12.73)%        7.26%         10.68%(1)
Ratios to Average Net Assets:
Expenses......................         1.52 %(2)(3)   1.48%(3)      1.37%(3)      1.43%(3)      1.43%(3)       1.45%(2)
Net investment income.........         0.80 %(2)(3)   0.71%(3)      0.93%(3)      0.76%(3)      0.97%(3)       1.37%(2)
Supplemental Data:
Net assets, end of period, in
 thousands....................      $99,749       $124,976      $139,320      $135,496      $144,425        $50,773
Portfolio turnover rate.......            2 %(1)         0%            1%            4%           13%             4%

---------------------

     *   The date shares were first issued.
    **   Year ended February 29.
    ++   The per share amounts were computed using an average number of shares outstanding during the period.
     +   Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Dividend Growth Securities Inc.
FINANCIAL HIGHLIGHTS continued

                                                                                                        FOR THE PERIOD
                                 FOR THE SIX              FOR THE YEAR ENDED FEBRUARY 28,               JULY 28, 1997*
                                MONTHS ENDED     --------------------------------------------------        THROUGH
                               AUGUST 31, 2002     2002          2001         2000**         1999     FEBRUARY 28, 1998
                               ---------------   --------      --------      --------      --------   ------------------
                                 (unaudited)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of
 period......................       $46.47         $52.59        $50.16        $60.26        $58.43          $53.43
                                    ------         ------        ------        ------        ------          ------
Income (loss) from investment
 operations:
    Net investment
    income++.................         0.40           0.83          0.97          1.09          1.17            0.76
    Net realized and
    unrealized gain (loss)...        (6.72)         (3.53)         8.35         (7.76)         3.59            5.20
                                    ------         ------        ------        ------        ------          ------
Total income (loss) from
 investment operations.......        (6.32)         (2.70)         9.32         (6.67)         4.76            5.96
                                    ------         ------        ------        ------        ------          ------
Less dividends and
  distributions from:
    Net investment income....        (0.39)         (0.82)        (1.05)        (1.12)        (1.15)          (0.71)
    Net realized gain........        (0.98)         (2.60)        (5.84)        (2.31)        (1.78)          (0.25)
                                    ------         ------        ------        ------        ------          ------
Total dividends and
  distributions..............        (1.37)         (3.42)        (6.89)        (3.43)        (2.93)          (0.96)
                                    ------         ------        ------        ------        ------          ------
Net asset value, end of
  period.....................       $38.78         $46.47        $52.59        $50.16        $60.26          $58.43
                                    ======         ======        ======        ======        ======          ======
Total Return+................       (13.87)%(1)     (5.10)%       19.60%       (11.85)%        8.33%          11.31%(1)
Ratios to Average Net Assets:
Expenses.....................         0.52 %(2)(3)   0.49%(3)      0.48%(3)      0.43%(3)      0.43%(3)        0.45%(2)
Net investment income........         1.80 %(2)(3)   1.70%(3)      1.82%(3)      1.76%(3)      1.97%(3)        2.39%(2)
Supplemental Data:
Net assets, end of period, in
 thousands...................     $409,966       $480,234      $423,519      $405,246      $488,987        $365,068
Portfolio turnover rate......            2 %(1)         0%            1%            4%           13%              4%

---------------------

     *   The date shares were first issued. Shareholders who held
         shares of the Fund prior to July 28, 1997 (the date the Fund converted to a multiple class structure) should refer to the
         Financial Highlights of Class B to obtain the historical per share data and ratio information of their shares.
    **   Year ended February 29.
    ++   The per share amounts were computed using an average number of shares outstanding during the period.
     +   Calculated based on the net asset value as of the last
         business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

DIRCTORS

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell

OFFICERS

Charles A. Fiumefreddo
Chairman

Mitchell M. Merin
President and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Joseph J. McAlinden
Vice President

Ronald E. Robison
Vice President

Thomas F. Caloia
Treasurer

Francis Smith
Chief Financial Officer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its directors. It is available, without charge, by calling
(800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC, Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.

MORGAN STANLEY
DIVIDEND GROWTH
SERURITIES

Semiannual Report
August 31, 2002

3791ORPT-8411J02-AP-10/02